Share capital (Tables)	12 Months Ended
May 31, 2019
Share capital
Schedule of classes of share capital

	Number of
Common Shares	shares	Amount
Balance at May 31, 2018	210,169,924	$1,113,981
June 2018 bought deal, net of cash issuance costs	21,835,510	245,925
Broken Coast acquisition	19,963	297
LATAM acquisition	15,678,310	273,900
Warrants exercised	550,335	1,762
Options exercised	2,632,078	15,029
DSUs exercised	103,000	953
Income tax recovery on share issuance costs	—	3,426
	250,989,120	$1,655,273